Segmented information (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Segmented information

Segmented information

FOR THE YEAR ENDED DECEMBER 31, 2022	NOTE		BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External service revenues			6,821	11,231	2,904	—	20,956
Inter-segment service revenues			44	412	350	(806)	—
Operating service revenues			6,865	11,643	3,254	(806)	20,956
External product revenues			2,714	504	—	—	3,218
Inter-segment product revenues			9	1	—	(10)	—
Operating product revenues			2,723	505	—	(10)	3,218
Total external revenues			9,535	11,735	2,904	—	24,174
Total inter-segment revenues			53	413	350	(816)	—
Total operating revenues			9,588	12,148	3,254	(816)	24,174
Operating costs		5	(5,451)	(6,831)	(2,509)	816	(13,975)
Adjusted EBITDA (1)			4,137	5,317	745	—	10,199
Severance, acquisition and other costs		6					(94)
Depreciation and amortization	17,	19					(4,723)
Finance costs
Interest expense		7					(1,146)
Net return on post-employment benefit plans		27					51
Impairment of assets		8					(279)
Other expense		9					(115)
Income taxes		10					(967)
Net earnings							2,926
Goodwill		22	3,046	4,914	2,946	—	10,906
Indefinite-life intangible assets		19	6,192	1,788	1,846	—	9,826
Capital expenditures			1,084	3,887	162	—	5,133
(1)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

FOR THE YEAR ENDED DECEMBER 31, 2021	NOTE		BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External service revenues			6,355	11,314	2,681	—	20,350
Inter-segment service revenues			45	358	355	(758)	—
Operating service revenues			6,400	11,672	3,036	(758)	20,350
External product revenues			2,593	506	—	—	3,099
Inter-segment product revenues			6	—	—	(6)	—
Operating product revenues			2,599	506	—	(6)	3,099
Total external revenues			8,948	11,820	2,681	—	23,449
Total inter-segment revenues			51	358	355	(764)	—
Total operating revenues			8,999	12,178	3,036	(764)	23,449
Operating costs		5	(5,146)	(6,863)	(2,311)	764	(13,556)
Adjusted EBITDA (1)			3,853	5,315	725	—	9,893
Severance, acquisition and other costs		6					(209)
Depreciation and amortization	17,	19					(4,609)
Finance costs
Interest expense		7					(1,082)
Net interest on post-employment benefit plans		27					(20)
Impairment of assets		8					(197)
Other income		9					160
Income taxes		10					(1,044)
Net earnings							2,892
Goodwill		22	3,046	4,580	2,946	—	10,572
Indefinite-life intangible assets		19	6,148	1,692	1,935	—	9,775
Capital expenditures			1,120	3,612	120	—	4,852
(1)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

Revenues by services and products
The following table presents our revenues disaggregated by type of services and products.

FOR THE YEAR ENDED DECEMBER 31	2022	2021
Services(1)
Wireless	6,821	6,355
Wireline data	7,920	7,871
Wireline voice	3,002	3,154
Media	2,904	2,681
Other wireline services	309	289
Total services	20,956	20,350
Products(2)
Wireless	2,714	2,593
Wireline data	459	463
Wireline equipment and other	45	43
Total products	3,218	3,099
Total operating revenues	24,174	23,449
(1) Our service revenues are generally recognized over time.
(2) Our product revenues are generally recognized at a point in time.